Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	£ (1,329,242)	£ (1,119,650)
ECL
Disclosure of financial assets [line items]
Financial assets	9,399	6,630
Loans and advances [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	(5,000)
Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	(7,551)	(6,434)
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ (342,632)	£ (339,115)
Coverage ratio	2.40%	1.80%
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 350,967	£ 345,423
Financial assets at amortised cost [member] | Loans and advances [member] | ECL
Disclosure of financial assets [line items]
Financial assets	8,335	6,308
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ (289,931)	£ (298,559)
Coverage ratio	0.40%	0.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 290,964	£ 299,266
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	1,033	707
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (47,442)	£ (35,861)
Coverage ratio	7.00%	6.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 51,006	£ 38,234
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	3,564	2,373
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ (5,259)	£ (4,695)
Coverage ratio	41.50%	40.70%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,997	£ 7,923
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	3,738	3,228
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ (159,647)	£ (154,479)
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 160,185	£ 154,911
Financial assets at amortised cost [member] | Home loans [member] | ECL
Disclosure of financial assets [line items]
Financial assets	538	432
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ (138,606)	£ (135,691)
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 138,639	£ 135,713
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	33	22
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (19,228)	£ (16,979)
Coverage ratio	0.40%	0.40%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 19,312	£ 17,043
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	84	64
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,813)	£ (1,809)
Coverage ratio	18.80%	16.10%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,234	£ 2,155
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	421	346
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ (40,813)	£ (55,296)
Coverage ratio	12.30%	8.10%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 46,513	£ 60,180
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of financial assets [line items]
Financial assets	5,700	4,884
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ (32,341)	£ (45,470)
Coverage ratio	2.10%	1.20%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 33,021	£ 46,012
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	680	542
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (7,551)	£ (8,752)
Coverage ratio	26.80%	18.70%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,320	£ 10,759
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	2,769	2,007
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ (921)	£ (1,074)
Coverage ratio	71.00%	68.50%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,172	£ 3,409
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	2,251	2,335
Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ (142,172)	£ (129,340)
Coverage ratio	1.50%	0.80%
Financial assets at amortised cost [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 144,269	£ 130,332
Financial assets at amortised cost [member] | Wholesale loans [member] | ECL
Disclosure of financial assets [line items]
Financial assets	2,097	992
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ (118,984)	£ (117,398)
Coverage ratio	0.30%	0.10%
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 119,304	£ 117,541
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	320	143
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (20,663)	£ (10,130)
Coverage ratio	3.30%	2.90%
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 21,374	£ 10,432
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	711	302
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ (2,525)	£ (1,812)
Coverage ratio	29.70%	23.20%
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,591	£ 2,359
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	1,066	547
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (42,533)	£ (31,948)
Coverage ratio	6.80%	5.70%
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 45,622	£ 33,866
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	3,089	1,918
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (16,594)	£ (14,696)
Coverage ratio	0.30%	0.30%
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 16,651	£ 14,733
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	57	37
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (7,088)	£ (8,162)
Coverage ratio	25.20%	16.40%
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,470	£ 9,759
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	2,382	1,597
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (18,851)	£ (9,090)
Coverage ratio	3.30%	3.00%
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 19,501	£ 9,374
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	650	284
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (3,183)	£ (2,273)
Coverage ratio	7.10%	7.40%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,426	£ 2,455
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	243	182
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,772)	£ (1,571)
Coverage ratio	0.70%	0.90%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,785	£ 1,585
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	13	14
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (364)	£ (337)
Coverage ratio	33.10%	32.10%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 544	£ 496
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	180	159
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,047)	£ (365)
Coverage ratio	4.60%	2.40%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,097	£ 374
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	50	9
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (1,726)	£ (1,640)
Coverage ratio	11.80%	14.30%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,958	£ 1,913
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	232	273
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (862)	£ (712)
Coverage ratio	1.60%	1.80%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 876	£ 725
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	14	13
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (99)	£ (253)
Coverage ratio	67.60%	49.80%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 306	£ 504
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	207	251
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ (765)	£ (675)
Coverage ratio	1.40%	1.30%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 776	£ 684
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | ECL
Disclosure of financial assets [line items]
Financial assets	£ 11	£ 9